RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details)	12 Months Ended
	Dec. 31, 2024 Share shares	Dec. 31, 2023 Share shares	Dec. 31, 2022 Share shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of year | Share	2,000,000
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance | Share	46,914,672	44,814,672	18,727,990
Granted | Share	12,100,000	19,600,000	29,400,000
Outstanding at end of year | Share	40,506,672	46,914,672	44,814,672
Class A Ordinary shares [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	11,117,777	11,117,777
Options of retired director		0
Shares Purchased During Year	200,000
Granted	0	0
Expired / forfeited	0	0
Outstanding at end of year	11,317,777	11,117,777	11,117,777
Share Option [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	30,387,336	40,547,336
Options of retired director		(20,000,000)
Shares Purchased During Year	0
Granted	5,600,000	14,000,000
Expired / forfeited	(2,994,000)	(4,160,000)
Outstanding at end of year	32,993,336	30,387,336	40,547,336